Offerings - Offering: 1	Dec. 05, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	25,025,407
Maximum Aggregate Offering Price	$ 706,842,620.72
Fee Rate	0.01381%
Amount of Registration Fee	$ 97,614.97
Offering Note	Represents the estimated maximum number of shares of common stock, par value $0.01 per share ("VICI Common Stock"), of VICI Properties Inc. ("VICI") to be issuable, or subject to options or other equity-based awards that are assumed by VICI, upon the completion of the transactions described in this registration statement. The number of shares of VICI Common Stock being registered is estimated based on (a)(i) 26,177,677 shares of common stock, par value $0.01 per share ("Golden Common Stock"), of Golden Entertainment, Inc. ("Golden"), issued and outstanding as of December 2, 2025, (ii) 920,167 shares of Golden Common Stock underlying options to purchase shares of Golden Common Stock and (iii) 646,509 shares of Common Stock underlying Golden RSU and PSU awards (assuming target performance) and (b) the exchange ratio, as set forth in the Master Transaction Agreement described in this registration statement, of 0.902 shares of VICI Common Stock per share of Golden Common Stock. Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act and computed pursuant to Rules 457(f)(1) and 457(c) of the Securities Act. The proposed maximum aggregate offering price of the registrant's common stock was computed in accordance with Rule 457(c) by multiplying (a) $28.245, the average of the high and low prices per share of VICI Common Stock on December 4, 2025, as reported on the New York Stock Exchange, by (b) 27,744,353 the maximum estimated number of shares of Golden Common Stock that may be exchanged or cancelled in the transactions.